SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

9.SHARE-BASED COMPENSATION

The Company’s share-based compensation plans includes stock options and Restricted Share Units (“RSU”). The Company has reserved up to 15% of the issued and outstanding Common Shares for the granting of stock options and RSUs to eligible Employees, Officers, Directors and external consultants.

Common shares outstanding, September 30, 2022	111,890,707
Common shares reserved for issuance: 15%		16,783,606
Stock options outstanding, September 30, 2022		(7,426,665)
RSU outstanding, September 30, 2022		(5,499,663)
Common shares reserved for future grants		3,857,278

(a) Stock Options

The Company granted stock options to acquire common stock through our stock option plan of which the following are outstanding as September 30:

	2022		2021
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
		$		$
Balance, January 1	5,257,089	1.73	2,923,770	1.76
Granted	4,755,758	0.57	3,316,195	1.99
Forfeited	(2,242,337)	1.82	(19,568)	0.73
Expired	(343,845)	1.59	(84,974)	3.58
Exercised	--	--	(352,133)	1.71
Balance, September 30	7,426,665	0.94	5,783,290	1.87

(b)Restricted Share Units

The Company granted RSUs to Officers and Directors through our incentive share award plan. Grants of RSUs to Directors vest either immediately or on the date of the next Annual General Meeting. Grants of RSUs to employees vest over a four-year period. The following RSUs are outstanding at September 30:

	2022	2021
Balance at Jan 1	1,581,607	--
Granted	4,758,389	2,253,040
Exercised	(702,000)	--
Cancelled	(132,083)	--
Expired	(6,250)
Balance, September 30	5,499,663	2,253,040

(c)Stock-Based Compensation

The following table shows the stock-based compensation expense.

	Three Months Ended		Nine Months Ended
	Sept 30, 2022	Sept 30, 2021	Sept 30, 2022	Sept 30, 2021
	$	$	$	$
Stock options	278	706	233	1,661
RSUs	637	595	1,226	1,591
Total G&A - Stock options & RSUs	915	1,301	1,459	3,252
Stock options	243	121	587	368
RSUs	88	-	88	-
Total R&D - Stock options & RSUs	331	121	675	368
Share-based compensation expense	1,246	1,422	2,134	3,620